UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2015

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments:

Putnam VT Income Fund

The fund's portfolio
3/31/15 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (60.3%)(a)
			Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (6.1%)

Government National Mortgage Association Pass-Through Certificates
5s, TBA, April 1, 2045			$3,000,000	$3,283,125
4s, with due dates from March 20, 2044 to July 20, 2044			2,994,723	3,255,824
4s, TBA, May 1, 2045			3,000,000	3,191,836
3 1/2s, TBA, May 1, 2045			3,000,000	3,150,000
3s, TBA, June 1, 2045			3,000,000	3,075,469
3s, TBA, May 1, 2045			3,000,000	3,082,969

				19,039,223
U.S. Government Agency Mortgage Obligations (54.1%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4 1/2s, May 1, 2044			1,620,051	1,811,262
3 1/2s, with due dates from August 1, 2043 to February 1, 2044			2,675,480	2,828,248
3s, March 1, 2043			856,209	876,578

Federal National Mortgage Association Pass-Through Certificates
6s, TBA, April 1, 2045			2,000,000	2,280,625
5 1/2s, TBA, April 1, 2045			2,000,000	2,252,500
5s, March 1, 2038			46,570	51,801
4 1/2s, with due dates from May 1, 2041 to February 1, 2044			2,158,244	2,373,647
4 1/2s, TBA, May 1, 2045			13,000,000	14,145,625
4 1/2s, TBA, April 1, 2045			17,000,000	18,545,938
4s, with due dates from April 1, 2042 to June 1, 2044			15,073,342	16,322,255
4s, TBA, April 1, 2045			11,000,000	11,762,266
3 1/2s, July 1, 2043			899,641	946,837
3 1/2s, TBA, May 1, 2045			17,000,000	17,816,133
3 1/2s, TBA, April 1, 2045			19,000,000	19,960,391
3s, TBA, April 1, 2045			55,000,000	56,237,500

				168,211,606

Total U.S. government and agency mortgage obligations (cost $185,870,503)				$187,250,829

U.S. TREASURY OBLIGATIONS (—%)(a)
			Principal amount	Value

U.S. Treasury Notes 2s, September 30, 2020(SEGSF)			$132,000	$135,554

Total U.S. Treasury obligations (cost $131,934)				$135,554

MORTGAGE-BACKED SECURITIES (41.8%)(a)
			Principal amount	Value

Agency collateralized mortgage obligations (16.1%)

Federal Home Loan Mortgage Corporation
IFB Ser. 3182, Class SP, 27.902s, 2032			$43,225	$61,878
IFB Ser. 3408, Class EK, 25.091s, 2037			400,354	635,108
IFB Ser. 2976, Class LC, 23.78s, 2035			58,737	91,676
IFB Ser. 2979, Class AS, 23.634s, 2034			23,248	28,045
IFB Ser. 3072, Class SM, 23.157s, 2035			260,749	398,677
IFB Ser. 3065, Class DC, 19.337s, 2035			426,108	627,572
IFB Ser. 2990, Class LB, 16 1/2s, 2034			350,223	469,663
IFB Ser. 3852, Class NT, 5.826s, 2041			775,294	810,314
IFB Ser. 326, Class S2, IO, 5.776s, 2044			2,613,195	651,665
IFB Ser. 310, Class S4, IO, 5.776s, 2043			867,440	222,828
IFB Ser. 327, Class S8, IO, 5.746s, 2044			1,219,904	294,851
IFB Ser. 314, Class AS, IO, 5.716s, 2043			2,259,995	577,128
Ser. 4132, Class IP, IO, 4 1/2s, 2042			2,919,146	488,242
Ser. 4122, Class TI, IO, 4 1/2s, 2042			1,160,229	198,747
Ser. 4018, Class DI, IO, 4 1/2s, 2041			1,339,424	198,623
Ser. 3707, Class PI, IO, 4 1/2s, 2025			899,725	80,912
Ser. 4116, Class MI, IO, 4s, 2042			2,585,946	480,013
Ser. 4338, Class TI, IO, 4s, 2029			2,586,727	326,212
Ser. 311, IO, 3 1/2s, 2043			1,902,482	361,479
Ser. 4165, Class AI, IO, 3 1/2s, 2043			2,708,511	418,736
Ser. 303, Class C19, IO, 3 1/2s, 2043			1,409,021	266,169
Ser. 304, Class C22, IO, 3 1/2s, 2042			3,270,546	713,120
Ser. 4122, Class AI, IO, 3 1/2s, 2042			2,637,756	342,908
Ser. 3995, Class KI, IO, 3 1/2s, 2027			2,162,584	229,796
Ser. 4182, Class GI, IO, 3s, 2043			4,589,454	517,311
Ser. 4141, Class PI, IO, 3s, 2042			2,286,489	278,700
Ser. 4158, Class TI, IO, 3s, 2042			5,757,300	704,118
Ser. 4165, Class TI, IO, 3s, 2042			6,827,499	797,452
Ser. 4176, Class DI, IO, 3s, 2042			5,172,377	619,237
Ser. 4183, Class MI, IO, 3s, 2042			2,199,965	258,496
Ser. 4206, Class IP, IO, 3s, 2041			2,180,214	262,847
Ser. 4215, Class EI, IO, 3s, 2032			2,653,187	333,304
Ser. 4039, Class PI, IO, 2 1/2s, 2027			6,583,022	631,619
FRB Ser. T-56, Class A, IO, 0.524s, 2043			4,230,848	71,561
Ser. 3835, Class FO, PO, zero %, 2041			2,639,637	2,333,307
Ser. 3369, Class BO, PO, zero %, 2037			10,334	9,301
Ser. 3391, PO, zero %, 2037			67,732	61,870
Ser. 3300, PO, zero %, 2037			108,410	95,137
Ser. 3175, Class MO, PO, zero %, 2036			20,695	19,069
Ser. 3210, PO, zero %, 2036			44,178	42,034
Ser. 3326, Class WF, zero %, 2035			9,041	7,233
FRB Ser. T-56, Class 2, IO, zero %, 2043			12,170,587	—
FRB Ser. 3117, Class AF, zero %, 2036			7,742	6,430
FRB Ser. 3036, Class AS, zero %, 2035			3,184	3,166
Structured Agency Credit Risk Debt Notes FRB Ser. 15-DN1, Class M3, 4.324s, 2025			345,000	355,469

Structured Agency Credit Risk Debt Notes FRB Ser. 15-HQ1, Class M3, 3.973s, 2025			250,000	251,880

Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.858s, 2036			265,675	491,299
IFB Ser. 06-8, Class HP, 23.93s, 2036			334,151	524,186
IFB Ser. 05-45, Class DA, 23.783s, 2035			634,365	983,156
IFB Ser. 07-53, Class SP, 23.563s, 2037			218,083	339,101
IFB Ser. 05-122, Class SE, 22.492s, 2035			513,682	762,841
IFB Ser. 05-75, Class GS, 19.729s, 2035			258,515	358,469
IFB Ser. 05-106, Class JC, 19.585s, 2035			246,715	375,924
IFB Ser. 05-83, Class QP, 16.942s, 2034			76,356	101,874
IFB Ser. 11-4, Class CS, 12.553s, 2040			415,751	506,938
Ser. 06-10, Class GC, 6s, 2034			409,926	416,075
IFB Ser. 13-59, Class SC, IO, 5.976s, 2043			2,881,545	663,622
IFB Ser. 12-128, Class ST, IO, 5.976s, 2042			1,227,855	292,671
IFB Ser. 13-101, Class AS, IO, 5.776s, 2043			5,211,026	1,377,378
IFB Ser. 13-98, Class SA, IO, 5.776s, 2043			1,299,309	346,266
IFB Ser. 13-103, Class SK, IO, 5.746s, 2043			957,880	258,926
IFB Ser. 13-101, Class SE, IO, 5.726s, 2043			2,772,932	728,671
IFB Ser. 13-102, Class SH, IO, 5.726s, 2043			2,826,843	717,905
Ser. 15-4, Class IO, IO, 4 1/2s, 2045			1,570,711	298,529
Ser. 418, Class C24, IO, 4s, 2043			1,915,534	348,133
Ser. 12-124, Class UI, IO, 4s, 2042			5,665,950	1,068,598
Ser. 12-118, Class PI, IO, 4s, 2042			2,463,442	420,795
Ser. 12-40, Class MI, IO, 4s, 2041			2,765,603	392,973
Ser. 12-62, Class EI, IO, 4s, 2041			3,207,480	507,477
Ser. 12-22, Class CI, IO, 4s, 2041			2,239,946	347,296
Ser. 418, Class C15, IO, 3 1/2s, 2043			4,115,531	765,553
Ser. 13-18, Class IN, IO, 3 1/2s, 2043			1,976,453	293,930
Ser. 13-55, Class IK, IO, 3s, 2043			1,852,402	231,884
Ser. 12-144, Class KI, IO, 3s, 2042			6,893,876	831,608
Ser. 13-55, Class PI, IO, 3s, 2042			3,204,509	345,318
Ser. 13-67, Class IP, IO, 3s, 2042			3,491,210	355,231
Ser. 13-30, Class IP, IO, 3s, 2041			2,086,364	194,866
Ser. 13-23, Class LI, IO, 3s, 2041			2,281,804	213,189
Ser. 13-7, Class EI, IO, 3s, 2040			2,857,201	450,952
Ser. 14-28, Class AI, IO, 3s, 2040			4,448,965	541,696
Ser. 13-69, IO, 3s, 2031			3,009,702	355,717
FRB Ser. 03-W10, Class 1, IO, 0.965s, 2043			2,518,107	59,215
Ser. 07-64, Class LO, PO, zero %, 2037			46,274	43,139
Ser. 372, Class 1, PO, zero %, 2036			58,850	57,643

Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6s, 2039			1,291,128	255,062
IFB Ser. 13-129, Class SN, IO, 5.974s, 2043			1,222,705	209,608
IFB Ser. 14-90, Class HS, IO, 5.924s, 2044			1,244,431	305,881
IFB Ser. 14-32, Class CS, IO, 5.924s, 2044			1,941,098	427,042
IFB Ser. 11-70, Class SM, IO, 5.716s, 2041			1,686,871	283,546
Ser. 14-36, Class WI, IO, 5 1/2s, 2044			1,664,404	360,160
Ser. 14-25, Class QI, IO, 5s, 2044			4,020,697	777,884
Ser. 13-3, Class IT, IO, 5s, 2043			1,627,327	306,611
Ser. 11-116, Class IB, IO, 5s, 2040			1,549,069	80,157
Ser. 13-16, Class IB, IO, 5s, 2040			2,463,716	173,874
Ser. 10-35, Class UI, IO, 5s, 2040			1,818,768	351,245
Ser. 10-9, Class UI, IO, 5s, 2040			8,568,303	1,603,188
Ser. 09-121, Class UI, IO, 5s, 2039			3,836,221	705,673
Ser. 14-108, Class IP, IO, 4 1/2s, 2042			731,616	123,504
Ser. 12-129, IO, 4 1/2s, 2042			1,624,944	339,890
Ser. 10-35, Class QI, IO, 4 1/2s, 2040			1,709,087	295,689
Ser. 10-9, Class QI, IO, 4 1/2s, 2040			1,631,400	281,716
Ser. 09-121, Class BI, IO, 4 1/2s, 2039			1,382,484	306,386
Ser. 11-116, Class IA, IO, 4 1/2s, 2039			1,905,844	187,306
Ser. 13-34, Class PI, IO, 4 1/2s, 2039			2,643,714	356,241
Ser. 15-53, 4s, 2045(F)(FWC)			2,733,000	645,636
Ser. 14-2, Class IL, IO, 4s, 2044			4,489,858	769,651
Ser. 14-63, Class PI, IO, 4s, 2043			1,837,896	284,874
Ser. 12-56, Class IB, IO, 4s, 2042			3,221,629	539,605
Ser. 12-50, Class PI, IO, 4s, 2041			2,086,131	317,301
Ser. 12-41, Class IP, IO, 4s, 2041			4,180,301	747,229
Ser. 14-4, Class IK, IO, 4s, 2039			2,963,074	361,554
Ser. 14-162, Class DI, IO, 4s, 2038			2,486,573	326,364
Ser. 13-37, Class JI, IO, 3 1/2s, 2043			1,973,570	235,467
Ser. 13-27, Class PI, IO, 3 1/2s, 2042			2,453,188	307,532
Ser. 12-136, IO, 3 1/2s, 2042			2,681,958	580,161
Ser. 12-113, Class ID, IO, 3 1/2s, 2042			1,989,922	415,277
Ser. 12-71, Class AI, IO, 3 1/2s, 2042			4,134,835	309,534
Ser. 14-46, Class JI, IO, 3 1/2s, 2041			1,805,479	259,321
Ser. 13-18, Class GI, IO, 3 1/2s, 2041			1,901,997	245,928
Ser. 12-48, Class KI, IO, 3 1/2s, 2039			1,804,392	195,740
Ser. 15-26, Class AI, IO, 3 1/2s, 2039			4,107,286	552,800
Ser. 13-53, Class PI, IO, 3s, 2041			3,104,868	320,236
Ser. 13-23, Class IK, IO, 3s, 2037			1,505,342	203,357
Ser. 14-46, Class KI, IO, 3s, 2036			1,585,313	178,443
Ser. 14-44, Class IC, IO, 3s, 2028			3,604,153	341,320
Ser. 10-151, Class KO, PO, zero %, 2037			266,859	242,580
Ser. 06-36, Class OD, PO, zero %, 2036			6,809	6,075

				50,119,595
Commercial mortgage-backed securities (17.9%)

Banc of America Commercial Mortgage Trust
Ser. 06-4, Class AJ, 5.695s, 2046			672,000	695,067
Ser. 07-2, Class A2, 5.597s, 2049			61,022	61,200
Ser. 06-6, Class A2, 5.309s, 2045			51,567	51,612
FRB Ser. 07-1, Class XW, IO, 0.298s, 2049			3,158,045	25,037

Banc of America Commercial Mortgage Trust 144A FRB Ser. 07-5, Class XW, IO, 0.368s, 2051			9,420,354	74,515

Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 05-1, Class B, 5.431s, 2042			319,000	325,680
FRB Ser. 05-5, Class B, 5.258s, 2045			1,500,000	1,513,650

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.603s, 2041			926,170	11,556
Ser. 02-PB2, Class XC, IO, 0.269s, 2035			50,062	25
FRB Ser. 04-4, Class XC, IO, 0.182s, 2042			1,326,775	3,073
Ser. 05-1, Class XW, IO, 0.005s, 2042			25,562,121	256

Bear Stearns Commercial Mortgage Securities Trust
Ser. 05-PWR9, Class C, 5.055s, 2042			372,000	373,641
FRB Ser. 04-PR3I, Class X1, IO, 0.33s, 2041			243,489	555

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.438s, 2039			1,937,000	1,943,973
FRB Ser. 06-PW14, Class X1, IO, 0.642s, 2038			7,555,613	107,063

Capmark Mortgage Securities Inc. FRB Ser. 97-C1, Class X, IO, 1.227s, 2029			904,745	38,496

CD Commercial Mortgage Trust 144A Ser. 07-CD4, Class XW, IO, 0.357s, 2049			16,692,125	133,537

CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.569s, 2047			241,000	262,449
FRB Ser. 11-C2, Class E, 5.569s, 2047			391,000	430,495

Citigroup Commercial Mortgage Trust FRB Ser. 14-GC19, Class X, IO, 1.328s, 2047			7,890,848	650,522

Citigroup Commercial Mortgage Trust 144A FRB Ser. 13-GC11, Class D, 4.458s, 2046			715,000	699,345

COMM Mortgage Pass-Through Certificates FRB Ser. 12-CR3, Class XA, IO, 2.166s, 2045			1,756,654	189,926

COMM Mortgage Trust
FRB Ser. 12-CR1, Class XA, IO, 2.109s, 2045			6,589,998	664,232
FRB Ser. 14-CR16, Class XA, IO, 1.268s, 2047			2,707,197	198,293
FRB Ser. 14-UBS6, Class XA, IO, 1.086s, 2047			10,051,017	714,354
FRB Ser. 06-C8, Class XS, IO, 0.518s, 2046			22,656,667	151,347

COMM Mortgage Trust 144A
Ser. 13-LC13, Class E, 3.719s, 2046			542,000	415,869
FRB Ser. 07-C9, Class AJFL, 0.865s, 2049			404,000	390,716

Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.038s, 2049			40,674,800	138,294

Credit Suisse First Boston Mortgage Securities Corp. Ser. 05-C5, Class C, 5.1s, 2038			366,000	370,261

Credit Suisse First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040			413,880	448,026
FRB Ser. 02-CP3, Class AX, IO, 0.931s, 2035			54,848	1,387

CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.945s, 2050			669,000	599,173

DBRR Trust 144A FRB Ser. 13-EZ3, Class A, 1.636s, 2049			387,654	389,471

First Union National Bank Commercial Mortgage 144A Ser. 01-C3, Class K, 6.155s, 2033			153,734	153,734

First Union National Bank-Bank of America, NA Commercial Mortgage Trust 144A FRB Ser. 01-C1, Class 3, IO, 1.394s, 2033			167,093	268

GE Business Loan Trust 144A FRB Ser. 04-2, Class D, 2.925s, 2032			49,117	41,209

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3, Class XC, IO, 0.139s, 2045			91,834,959	11,282

GE Commercial Mortgage Corp. Trust 144A Ser. 07-C1, Class XC, IO, 0.158s, 2049			51,476,513	185,315

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 0.585s, 2043			8,586,295	10,836

GS Mortgage Securities Corp. II
Ser. 05-GG4, Class B, 4.841s, 2039			1,034,000	1,032,749
FRB Ser. 13-GC10, Class XA, IO, 1.724s, 2046			7,160,832	682,284

GS Mortgage Securities Corp. II 144A
FRB Ser. 13-GC10, Class D, 4.415s, 2046			820,000	817,138
FRB Ser. 13-GC10, Class E, 4.415s, 2046			414,000	358,979

GS Mortgage Securities Trust
FRB Ser. 13-GC12, Class XA, IO, 1.765s, 2046			6,912,964	628,648
FRB Ser. 14-GC18, Class XA, IO, 1.284s, 2047			3,871,950	290,595
FRB Ser. 14-GC22, Class XA, IO, 1.086s, 2047			18,201,274	1,284,579

GS Mortgage Securities Trust 144A
FRB Ser. 12-GC6, Class D, 5.637s, 2045			339,000	361,340
FRB Ser. 06-GG6, Class XC, IO, 0.004s, 2038			34,912,660	14,279

JPMBB Commercial Mortgage Securities Trust FRB Ser. 14-C25, Class XA, IO, 1.018s, 2047			4,011,597	278,009

JPMBB Commercial Mortgage Securities Trust 144A FRB Ser. 13-C14, Class E, 4.562s, 2046			350,000	322,987

JPMorgan Chase Commercial Mortgage Securities Corp. 144A FRB Ser. 12-LC9, Class D, 4.422s, 2047			706,000	729,034

JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 08-C2, Class ASB, 6 1/8s, 2051			358,903	375,797
FRB Ser. 07-CB20, Class AJ, 6.075s, 2051			683,000	719,172
FRB Ser. 07-LD12, Class A3, 5.938s, 2051			55,191	55,266
Ser. 06-LDP8, Class B, 5.52s, 2045			348,000	350,982
FRB Ser. 06-LDP6, Class B, 5.499s, 2043			753,000	753,742
FRB Ser. 04-CBX, Class B, 5.021s, 2037			280,000	280,600
FRB Ser. 13-C16, Class XA, IO, 1.358s, 2046			7,746,714	500,538
FRB Ser. 06-LDP8, Class X, IO, 0.535s, 2045			22,148,785	131,763
FRB Ser. 07-LDPX, Class X, IO, 0.279s, 2049			18,260,458	201,084

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.358s, 2043			731,000	829,572
FRB Ser. 07-CB20, Class C, 6.175s, 2051			369,000	353,100
FRB Ser. 11-C3, Class E, 5.568s, 2046			978,000	1,068,748
FRB Ser. 11-C3, Class F, 5.568s, 2046			635,000	647,194
FRB Ser. 12-C6, Class E, 5.208s, 2045			508,000	530,100
FRB Ser. 12-C8, Class D, 4.666s, 2045			999,000	1,048,725
Ser. 13-C10, Class E, 3 1/2s, 2047			743,000	599,081
FRB Ser. 13-LC11, Class E, 3 1/4s, 2046			498,000	390,283
FRB Ser. 05-CB12, Class X1, IO, 0.372s, 2037			11,305,201	9,259
FRB Ser. 06-LDP6, Class X1, IO, 0.075s, 2043			35,912,636	41,443

JPMorgan Chase Commercial Mortgage Securities Trust Pass-Through Certificates 144A Ser. 01-C1, Class H, 5.626s, 2035			379,021	393,352

LB Commercial Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031			238,142	253,025
Ser. 98-C4, Class H, 5.6s, 2035			378,660	394,432

LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C6, Class C, 5.482s, 2039			438,000	429,240
Ser. 06-C7, Class A2, 5.3s, 2038			670,329	671,134
Ser. 06-C1, Class AJ, 5.276s, 2041			383,000	389,549
FRB Ser. 07-C2, Class XW, IO, 0.539s, 2040			2,662,325	28,628

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class G, 5.077s, 2036			1,600,000	1,022,418
FRB Ser. 06-C7, Class XCL, IO, 0.634s, 2038			32,428,793	293,545
FRB Ser. 06-C7, Class XW, IO, 0.634s, 2038			17,317,857	156,761
FRB Ser. 05-C2, Class XCL, IO, 0.548s, 2040			3,314,295	590
FRB Ser. 07-C2, Class XCL, IO, 0.539s, 2040			57,683,153	620,267
FRB Ser. 05-C7, Class XCL, IO, 0.216s, 2040			32,696,101	37,699

Merrill Lynch Mortgage Trust
FRB Ser. 08-C1, Class AJ, 6.267s, 2051			443,000	483,570
FRB Ser. 07-C1, Class A3, 5.837s, 2050			77,270	77,382
FRB Ser. 05-LC1, Class D, 5.42s, 2044			600,000	615,564
FRB Ser. 05-CKI1, Class B, 5.282s, 2037			1,242,000	1,245,229
FRB Ser. 05-CKI1, Class C, 5.282s, 2037			864,000	862,739

Merrill Lynch Mortgage Trust 144A
FRB Ser. 05-MCP1, Class XC, IO, 0.646s, 2043			10,873,388	4,871
FRB Ser. 04-KEY2, Class XC, IO, 0.478s, 2039			711,155	1,373

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 04-C1, Class X, IO, 8.441s, 2037			77,699	12,960
FRB Ser. 06-C4, Class X, IO, 5.228s, 2045			1,930,169	261,924
FRB Ser. 05-C3, Class X, IO, 5.199s, 2044			609,880	13,722

ML-CFC Commercial Mortgage Trust
Ser. 06-3, Class AJ, 5.485s, 2046			266,000	269,846
Ser. 06-4, Class AJ, 5.239s, 2049			295,000	298,275

ML-CFC Commercial Mortgage Trust 144A
Ser. 06-4, Class AJFX, 5.147s, 2049			319,000	314,796
FRB Ser. 06-4, Class XC, IO, 0.633s, 2049			59,451,926	493,451

Morgan Stanley Bank of America Merrill Lynch Trust FRB Ser. 14-C17, Class XA, IO, 1.285s, 2047			4,692,604	364,521

Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.416s, 2046			309,000	303,685
FRB Ser. 13-C10, Class E, 4.083s, 2046			633,000	561,933

Morgan Stanley Capital I Trust
FRB Ser. 07-HQ12, Class A2, 5.671s, 2049			71,977	72,063
FRB Ser. 07-HQ12, Class A2FX, 5.671s, 2049			48,593	48,504
Ser. 07-IQ14, Class A2, 5.61s, 2049			299,901	301,465

Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class E, 6.27s, 2043			441,000	446,865
FRB Ser. 11-C3, Class E, 5.183s, 2049			256,000	275,379

Morgan Stanley Re-REMIC Trust 144A FRB Ser. 10-C30A, Class A3B, 5.246s, 2043			583,074	585,715

TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s, 2038			885,332	221,333

UBS-Barclays Commercial Mortgage Trust 144A FRB Ser. 12-C3, Class D, 4.959s, 2049			609,000	629,996

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 5.994s, 2045			519,000	523,920
Ser. 06-C24, Class AJ, 5.658s, 2045			469,000	477,020
FRB Ser. 06-C29, IO, 0.37s, 2048			27,596,102	155,090
FRB Ser. 07-C34, IO, 0.306s, 2046			7,423,226	55,674

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C17, Class E, 6.015s, 2042			103,755	103,513
FRB Ser. 05-C17, Class F, 6.015s, 2042			563,000	561,694
FRB Ser. 06-C26, Class XC, IO, 0.047s, 2045			11,702,137	10,415

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 12-LC5, Class E, 4.778s, 2045			442,000	423,790

WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C17, Class C, 5.126s, 2046			600,000	664,458
FRB Ser. 13-C17, Class XA, IO, 1.586s, 2046			9,455,267	766,775
FRB Ser. 13-C14, Class XA, IO, 0.912s, 2046			17,512,688	919,066

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.467s, 2044			1,133,000	1,235,389
FRB Ser. 11-C4, Class E, 5.245s, 2044			368,000	393,417
FRB Ser. 14-C19, Class E, 4.972s, 2047			710,000	618,144
FRB Ser. 12-C7, Class D, 4.845s, 2045			931,000	995,006
FRB Ser. 12-C7, Class E, 4.845s, 2045			426,000	436,016
Ser. 12-C7, Class F, 4 1/2s, 2045			645,000	586,886
Ser. 14-C19, Class D, 4.234s, 2047			705,000	661,908
Ser. 13-C12, Class E, 3 1/2s, 2048			662,000	529,511
FRB Ser. 12-C9, Class XA, IO, 2.204s, 2045			3,690,539	401,199
FRB Ser. 11-C5, Class XA, IO, 1.978s, 2044			3,210,247	276,755
FRB Ser. 12-C10, Class XA, IO, 1.787s, 2045			25,270,526	2,448,967
FRB Ser. 13-C12, Class XA, IO, 1.49s, 2048			4,130,634	325,634
FRB Ser. 13-C11, Class XA, IO, 1.49s, 2045			7,526,653	528,672

				55,719,530
Residential mortgage-backed securities (non-agency) (7.8%)

BCAP, LLC Trust 144A FRB Ser. 10-RR1, Class 3A3, 5.162s, 2035			450,000	438,750

Bear Stearns Asset Backed Securities I Trust FRB Ser. 06-EC2, Class M2, 0.591s, 2036			537,686	456,334

Citigroup Mortgage Loan Trust 144A Ser. 10-8, Class 1A2, 5 1/2s, 2036			325,000	333,938

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-WFH4, Class M1, 0.454s, 2036			1,500,000	1,240,050

First Franklin Mortgage Loan Trust
FRB Ser. 05-FFH3, Class M3, 0.754s, 2035			980,000	818,300
FRB Ser. 05-FF4, Class M3, 0.754s, 2035			1,500,000	1,290,000

FIRSTPLUS Home Loan Owner Trust 1997-3 Ser. 97-3, Class B1, 7.79s, 2023 (In default)(NON)			77,731	8

GSAA Home Equity Trust FRB Ser. 05-9, Class M1, 0.654s, 2035			500,000	408,450

GSAA Trust FRB Ser. 05-6, Class M1, 0.604s, 2035			750,000	622,500

GSAMP Trust
FRB Ser. 05-HE4, Class M3, 0.694s, 2045(F)			2,325,000	1,892,550
FRB Ser. 06-HE2, Class M1, 0.494s, 2046			3,500,000	2,846,200

JPMorgan Mortgage Acquisition Trust FRB Ser. 06-CH1, Class M2, 0.461s, 2036(F)			1,400,000	1,064,000

Morgan Stanley Mortgage Loan Trust FRB Ser. 05-5AR, Class 1M4, 0.804s, 2035			450,000	374,548

Opteum Mortgage Acceptance Corp. Asset Backed Pass-Through Certificates FRB Ser. 05-3, Class M3, 0.674s, 2035			350,000	283,500

SG Mortgage Securities Trust FRB Ser. 05-OPT1, Class M2, 0.624s, 2035			4,000,000	3,259,412

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR11, Class A1C3, 0.684s, 2045(F)			754,836	675,201
FRB Ser. 05-AR19, Class A1C3, 0.674s, 2045			2,186,388	1,929,487
FRB Ser. 05-AR13, Class A1C4, 0.604s, 2045			4,219,554	3,649,914
FRB Ser. 05-AR17, Class A1B2, 0.584s, 2045			2,096,307	1,816,031
FRB Ser. 05-AR6, Class 2A1C, 0.514s, 2045			772,371	691,272

				24,090,445

Total mortgage-backed securities (cost $124,575,646)				$129,929,570

CORPORATE BONDS AND NOTES (28.4%)(a)
			Principal amount	Value

Basic materials (1.1%)

Agrium, Inc. sr. unsec. notes 3 3/8s, 2025 (Canada)			$45,000	$45,117

Agrium, Inc. sr. unsec. unsub. 5 1/4s, 2045 (Canada)			46,000	51,832

Celanese US Holdings, LLC sr. notes 5 7/8s, 2021 (Germany)			275,000	297,000

CF Industries, Inc. company guaranty sr. unsec. notes 5 3/8s, 2044			184,000	205,726

CF Industries, Inc. company guaranty sr. unsec. notes 5.15s, 2034			75,000	81,972

CF Industries, Inc. company guaranty sr. unsec. unsub. notes 7 1/8s, 2020			51,000	61,452

Cytec Industries, Inc. sr. unsec. unsub. notes 3 1/2s, 2023			50,000	50,439

Eastman Chemical Co. sr. unsec. unsub. notes 6.3s, 2018			100,000	112,825

Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s, 2029			70,000	98,736

Georgia-Pacific, LLC 144A company guaranty sr. notes 5.4s, 2020			110,000	125,494

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. notes 6s, 2041 (Canada)			15,000	16,482

Glencore Finance Canada, Ltd. 144A company guaranty sr. unsec. unsub. bonds 5.8s, 2016 (Canada)			271,000	288,406

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4 5/8s, 2024			94,000	97,532

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4 1/8s, 2023			15,000	15,276

LyondellBasell Industries NV sr. unsec. unsub. notes 4 5/8s, 2055			145,000	144,385

Methanex Corp. sr. unsec. unsub. notes 3 1/4s, 2019 (Canada)			76,000	78,116

Mosaic Co. (The) sr. unsec. unsub. notes 5 5/8s, 2043			245,000	290,415

Mosaic Co. (The) sr. unsec. unsub. notes 5.45s, 2033			100,000	116,448

NOVA Chemicals Corp. 144A sr. unsec. notes 5s, 2025 (Canada)			20,000	20,900

Rock-Tenn Co. company guaranty sr. unsec. unsub. notes 4.45s, 2019			33,000	35,436

Rockwood Specialties Group, Inc. company guaranty sr. unsec. notes 4 5/8s, 2020			140,000	145,775

Temple-Inland, Inc. sr. unsec. unsub. notes 6 5/8s, 2018			230,000	257,558

Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s, 2096			85,000	114,797

Westvaco Corp. company guaranty sr. unsec. unsub. notes 8.2s, 2030			115,000	162,419

Westvaco Corp. company guaranty sr. unsec. unsub. notes 7.95s, 2031			38,000	51,240

Weyerhaeuser Co. sr. unsec. unsub. notes 7 3/8s, 2032(R)			365,000	490,377

				3,456,155
Capital goods (0.5%)

Crown Americas, LLC/Crown Americas Capital Corp. IV company guaranty sr. unsec. notes 4 1/2s, 2023			110,000	110,963

Delphi Corp. company guaranty sr. unsec. unsub. notes 5s, 2023			155,000	166,238

Legrand France SA sr. unsec. unsub. debs 8 1/2s, 2025 (France)			308,000	436,279

Parker Hannifin Corp. sr. unsec. unsub. notes Ser. MTN, 6 1/4s, 2038			205,000	280,291

Republic Services, Inc. company guaranty sr. unsec. notes 5.7s, 2041			90,000	112,775

Republic Services, Inc. company guaranty sr. unsec. notes 3.8s, 2018			110,000	116,662

Republic Services, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2019			210,000	238,082

				1,461,290
Communication services (2.6%)

CC Holdings GS V, LLC/Crown Castle GS III Corp. company guaranty sr. notes 3.849s, 2023			85,000	86,053

CenturyLink, Inc. sr. unsec. unsub. notes Ser. G, 6 7/8s, 2028			105,000	109,200

Comcast Corp. company guaranty sr. unsec. unsub. notes 6 1/2s, 2035			205,000	278,577

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883s, 2020			635,000	697,240

NBCUniversal Media, LLC sr. unsec. unsub. notes 6.4s, 2040			325,000	444,015

Qwest Corp. sr. unsec. notes 6 3/4s, 2021			240,000	275,100

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4 1/2s, 2043 (Canada)			95,000	97,715

SBA Tower Trust 144A company guaranty sr. notes 5.101s, 2017			475,000	501,095

SBA Tower Trust 144A notes 2.933s, 2017			175,000	177,849

SES SA 144A company guaranty sr. unsec. notes 5.3s, 2043 (France)			245,000	276,517

TCI Communications, Inc. sr. unsec. unsub. notes 7 7/8s, 2026			555,000	785,156

Telecom Italia SpA 144A sr. unsec. notes 5.303s, 2024 (Italy)			250,000	261,875

Telefonica Emisiones SAU company guaranty sr. unsec. notes 5.462s, 2021 (Spain)			605,000	691,415

Telefonica Emisiones SAU company guaranty sr. unsec. notes 4.57s, 2023 (Spain)			150,000	165,061

Telefonica Emisiones SAU company guaranty sr. unsec. unsub. notes 7.045s, 2036 (Spain)			75,000	102,512

Verizon Communications, Inc. sr. unsec. unsub. notes 6.4s, 2033			11,000	13,730

Verizon Communications, Inc. sr. unsec. unsub. notes 5.9s, 2054			53,400	1,446,606

Verizon Communications, Inc. sr. unsec. unsub. notes 5.05s, 2034			250,000	271,400

Verizon Communications, Inc. sr. unsec. unsub. notes 4.4s, 2034			85,000	86,586

Verizon Communications, Inc. 144A sr. unsec. unsub. notes 4.522s, 2048			541,000	538,547

Verizon New Jersey, Inc. company guaranty sr. unsec. unsub. bonds 8s, 2022			40,000	50,581

Verizon New York, Inc. company guaranty sr. unsec. notes Ser. B, 7 3/8s, 2032			92,000	114,889

Verizon Pennsylvania, Inc. company guaranty sr. unsec. bonds 8.35s, 2030			405,000	537,861

				8,009,580
Consumer cyclicals (2.7%)

21st Century Fox America, Inc. company guaranty sr. unsec. debs. 7 3/4s, 2024			420,000	543,562

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.85s, 2039			210,000	317,364

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. debs. 7 3/4s, 2045			230,000	346,949

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5 1/2s, 2020			118,000	129,800

Bed Bath & Beyond, Inc. sr. unsec. notes 5.165s, 2044			150,000	165,406

CBS Corp. company guaranty sr. unsec. debs. 7 7/8s, 2030			496,000	687,966

D.R. Horton, Inc. company guaranty sr. unsec. notes 5 3/4s, 2023			120,000	129,900

Dollar General Corp. sr. unsec. notes 3 1/4s, 2023			135,000	131,187

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.95s, 2020			270,000	304,797

Ford Motor Co. sr. unsec. unsub. bonds 7.7s, 2097			48,000	64,913

Ford Motor Co. sr. unsec. unsub. notes 7.4s, 2046			485,000	717,723

Gannett Co., Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2021			40,000	40,800

General Motors Co. sr. unsec. unsub. notes 6 1/4s, 2043			90,000	110,256

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3 1/4s, 2018			175,000	178,281

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 2 3/4s, 2016			250,000	252,790

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. notes 4 3/8s, 2018			75,000	77,063

Grupo Televisa SAB sr. unsec. bonds 6 5/8s, 2040 (Mexico)			280,000	345,291

Grupo Televisa SAB sr. unsec. notes 6s, 2018 (Mexico)			172,000	195,063

Historic TW, Inc. company guaranty sr. unsec. unsub. bonds 9.15s, 2023			325,000	448,851

Host Hotels & Resorts LP sr. unsec. unsub. notes 6s, 2021(R)			78,000	90,286

Host Hotels & Resorts LP sr. unsec. unsub. notes 5 1/4s, 2022(R)			37,000	41,162

Hyatt Hotels Corp. sr. unsec. unsub. notes 3 3/8s, 2023			110,000	111,038

INVISTA Finance, LLC 144A company guaranty sr. notes 4 1/4s, 2019			109,000	108,319

L Brands, Inc. company guaranty sr. unsec. notes 6 5/8s, 2021			275,000	314,188

L Brands, Inc. sr. unsec. notes 5 5/8s, 2022			125,000	137,500

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.9s, 2029			201,000	260,975

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 6.65s, 2024			105,000	131,762

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 5 1/8s, 2042			70,000	78,406

Macy's Retail Holdings, Inc. company guaranty sr. unsec. notes 3 5/8s, 2024			23,000	23,837

Macy's Retail Holdings, Inc. company guaranty sr. unsec. unsub. notes 7s, 2028			24,000	31,071

Nordstrom, Inc. sr. unsec. unsub. notes 6.95s, 2028			105,000	139,721

NVR, Inc. sr. unsec. unsub. notes 3.95s, 2022			90,000	94,172

O'Reilly Automotive, Inc. company guaranty sr. unsec. unsub. notes 3.85s, 2023			110,000	114,922

Owens Corning company guaranty sr. unsec. notes 9s, 2019			44,000	53,200

Priceline Group, Inc. (The) sr. unsec. unsub. notes 3.65s, 2025			56,000	56,990

QVC, Inc. company guaranty sr. notes 4.85s, 2024			276,000	286,917

Tiffany & Co. 144A sr. unsec. notes 4.9s, 2044			100,000	103,014

Time Warner, Inc. company guaranty sr. unsec. bonds 7.7s, 2032			460,000	654,165

TRW Automotive, Inc. 144A company guaranty sr. unsec. notes 4.45s, 2023			275,000	280,844

Vulcan Materials Co. sr. unsec. unsub. notes 4 1/2s, 2025			40,000	40,600

				8,341,051
Consumer staples (1.8%)

Altria Group, Inc. company guaranty sr. unsec. bonds 4s, 2024			242,000	259,750

Altria Group, Inc. company guaranty sr. unsec. notes 9 1/4s, 2019			61,000	78,268

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 8.2s, 2039			275,000	429,845

Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)			470,000	513,225

Campbell Soup Co. sr. unsec. unsub. notes 8 7/8s, 2021			345,000	454,331

ConAgra Foods, Inc. sr. unsec. notes 7s, 2019			96,000	112,236

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 3 7/8s, 2019			20,000	20,600

Corrections Corp. of America company guaranty sr. unsec. notes 4 5/8s, 2023(R)			25,000	25,000

Corrections Corp. of America company guaranty sr. unsec. notes 4 1/8s, 2020(R)			75,000	75,469

CVS Pass-Through Trust sr. notes 6.036s, 2028			30,600	35,809

CVS Pass-Through Trust 144A sr. mtge. notes 7.507s, 2032			709,117	921,101

CVS Pass-Through Trust 144A sr. mtge. notes 4.704s, 2036			130,799	143,068

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4 1/2s, 2045			40,000	40,467

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7s, 2037			180,000	242,724

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5 5/8s, 2042			419,000	488,644

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85s, 2024			160,000	166,653

Grupo Bimbo SAB de CV 144A sr. unsec. notes 4 7/8s, 2044 (Mexico)			200,000	202,561

Kraft Foods Group, Inc. sr. unsec. unsub. notes 6 1/2s, 2040			211,000	272,958

McDonald's Corp. sr. unsec. bonds 6.3s, 2037			345,000	452,865

McDonald's Corp. sr. unsec. notes 5.7s, 2039			145,000	180,352

SABMiller Holdings, Inc. 144A company guaranty sr. unsec. notes 4.95s, 2042			200,000	224,717

Tyson Foods, Inc. company guaranty sr. unsec. bonds 4 7/8s, 2034			17,000	19,165

Tyson Foods, Inc. company guaranty sr. unsec. unsub. bonds 5.15s, 2044			23,000	26,768

Walgreens Boots Alliance, Inc. company guaranty sr. unsec. unsub. notes 3.3s, 2021			205,000	211,336

				5,597,912
Energy (1.6%)

Anadarko Petroleum Corp. sr. unsec. notes 7.2s, 2029			91,000	115,590

Anadarko Petroleum Corp. sr. unsec. notes 6.45s, 2036			275,000	341,139

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 4 1/2s, 2020 (United Kingdom)			185,000	205,209

California Resources Corp. 144A company guaranty sr. unsec. notes 5s, 2020			95,000	85,738

DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020			310,000	301,415

EQT Midstream Partners LP company guaranty sr. unsec. notes 4s, 2024			100,000	99,271

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6 3/4s, 2022			86,000	91,160

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6 7/8s, 2023			21,000	22,286

Hess Corp. sr. unsec. unsub. notes 7.3s, 2031			100,000	121,834

Kerr-McGee Corp. company guaranty sr. unsec. unsub. notes 7 7/8s, 2031			206,000	280,654

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563s, 2023 (Russia)			280,000	238,140

Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s, 2040			150,000	184,278

Noble Holding International, Ltd. company guaranty sr. unsec. notes 6.05s, 2041			360,000	304,196

Petrobras Global Finance BV company guaranty sr. unsec. notes 5 3/8s, 2021 (Brazil)			825,000	748,399

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2041 (Brazil)			215,000	190,352

Pride International, Inc. sr. unsec. notes 7 7/8s, 2040			130,000	150,822

Statoil ASA company guaranty sr. unsec. notes 5.1s, 2040 (Norway)			345,000	414,521

Weatherford International, LLC company guaranty sr. unsec. unsub. notes 6.8s, 2037			95,000	89,921

Weatherford International, Ltd./Bermuda company guaranty sr. unsec. notes 9 7/8s, 2039 (Bermuda)			75,000	87,725

Weatherford International, Ltd./Bermuda company guaranty sr. unsec. notes 6 1/2s, 2036 (Bermuda)			90,000	82,369

Williams Cos., Inc. (The) sr. unsec. notes 4.55s, 2024			100,000	96,851

Williams Partners LP sr. unsec. notes 5.4s, 2044			233,000	232,984

Williams Partners LP sr. unsec. notes 4.3s, 2024			232,000	233,985

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. notes 5 7/8s, 2021			197,000	205,680

				4,924,519
Financials (12.5%)

Aflac, Inc. sr. unsec. notes 6.9s, 2039			545,000	763,167

Aflac, Inc. sr. unsec. notes 6.45s, 2040			167,000	220,765

Air Lease Corp. sr. unsec. unsub. notes 3 3/4s, 2022			105,000	106,702

American Express Co. jr. unsec. sub. FRN notes Ser. C, 4.9s, perpetual maturity			265,000	263,701

American International Group, Inc. jr. sub. FRB bonds 8.175s, 2058			706,000	1,001,143

Aon PLC company guaranty sr. unsec. unsub. notes 4 1/4s, 2042			975,000	968,926

ARC Properties Operating Partnership LP/Clark Acquisition, LLC company guaranty sr. unsec. unsub. notes 4.6s, 2024(R)			330,000	320,925

Associates Corp. of North America sr. unsec. notes 6.95s, 2018			52,000	60,559

Assurant, Inc. sr. unsec. notes 6 3/4s, 2034			405,000	517,405

AXA SA 144A jr. unsec. sub. FRN notes 6.463s, perpetual maturity (France)			140,000	149,100

AXA SA 144A jr. unsec. sub. FRN notes 6.379s, perpetual maturity (France)			400,000	447,252

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB bonds 9s, perpetual maturity (Spain)			200,000	217,000

Banco del Estado de Chile 144A sr. unsec. notes 2s, 2017 (Chile)			150,000	150,762

Banco do Brasil SA/Cayman 144A unsec. sub. notes 5 7/8s, 2022 (Brazil)			635,000	615,968

Bank of America Corp. jr. unsec. sub. FRN notes Ser. Z, 6 1/2s, perpetual maturity			140,000	148,050

Bank of America Corp. jr. unsec. sub. FRN notes Ser. AA, 6.1s, perpetual maturity			503,000	508,030

Barclays PLC jr. unsec. sub. FRB bonds 6 5/8s, perpetual maturity (United Kingdom)			590,000	581,150

BBVA International Preferred SAU company guaranty jr. unsec. sub. FRB bonds 5.919s, perpetual maturity (Spain)			5,000	5,163

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. unsub. notes 4.3s, 2043			545,000	599,532

BNP Paribas SA 144A jr. unsec. sub. FRN notes 7.195s, perpetual maturity (France)			100,000	120,750

BPCE SA 144A unsec. sub. notes 5.7s, 2023 (France)			200,000	221,189

CBL & Associates LP company guaranty sr. unsec. unsub. notes 5 1/4s, 2023(R)			511,000	547,003

CIT Group, Inc. sr. unsec. notes 5s, 2023			100,000	102,500

Citigroup, Inc. jr. unsec. sub. FRB bonds Ser. B, 5.9s, perpetual maturity			56,000	56,420

Citigroup, Inc. jr. unsec. sub.FRN notes 5 7/8s, perpetual maturity			49,000	49,613

Commerzbank AG 144A unsec. sub. notes 8 1/8s, 2023 (Germany)			400,000	476,000

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands company guaranty unsec. sub. notes 4 5/8s, 2023 (Netherlands)			250,000	270,179

Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands 144A jr. unsec. sub. FRN notes 11s, perpetual maturity (Netherlands)			175,000	225,313

Credit Agricole SA 144A jr. unsec. sub. FRN notes 7 7/8s, perpetual maturity (France)			200,000	211,809

Credit Agricole SA 144A unsec. sub. notes 4 3/8s, 2025 (France)			200,000	202,273

Credit Suisse Group AG 144A jr. unsec. sub. FRN notes 7 1/2s, perpetual maturity (Switzerland)			315,000	338,231

Credit Suisse Group AG 144A unsec. sub. notes 6 1/2s, 2023 (Switzerland)			200,000	228,984

DDR Corp. sr. unsec. unsub. notes 7 7/8s, 2020(R)			448,000	558,345

Deutsche Bank AG unsec. sub. notes 4 1/2s, 2025 (Germany)			332,000	331,639

Duke Realty LP company guaranty sr. unsec. notes 6 3/4s, 2020(R)			51,000	60,614

Duke Realty LP sr. unsec. unsub. notes 3 7/8s, 2021(R)			190,000	200,521

EPR Properties unsec. notes 5 1/4s, 2023(R)			300,000	322,816

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4 7/8s, 2024			25,000	25,188

Fifth Third Bancorp jr. unsec. sub. FRB bonds 5.1s, perpetual maturity			171,000	162,450

Five Corners Funding Trust 144A unsec. bonds 4.419s, 2023			850,000	913,912

GE Capital Trust I unsec. sub. FRB bonds 6 3/8s, 2067			765,000	828,113

General Electric Capital Corp. sr. unsec. notes 6 3/4s, 2032			350,000	484,102

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRB bonds 6.15s, 2066			289,000	170,510

Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037			454,000	595,989

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB bonds 8 1/8s, 2038			400,000	455,500

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 6 5/8s, 2040			321,000	430,487

HBOS PLC 144A unsec. sub. bonds 6s, 2033 (United Kingdom)			454,000	536,524

Hospitality Properties Trust sr. unsec. unsub. notes 4 1/2s, 2025(R)			175,000	179,064

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub. FRB bonds 10.176s, perpetual maturity (Jersey)			130,000	196,950

HSBC Holdings PLC jr. unsec. sub. FRB bonds 6 3/8s, perpetual maturity (United Kingdom)			315,000	321,694

HSBC USA Capital Trust I 144A company guaranty jr. unsec. sub. notes 7.808s, 2026			310,000	312,519

ING Bank NV 144A unsec. sub. notes 5.8s, 2023 (Netherlands)			1,135,000	1,290,702

International Lease Finance Corp. sr. unsec. notes 6 1/4s, 2019			260,000	285,675

International Lease Finance Corp. sr. unsec. unsub. notes 4 7/8s, 2015			108,000	108,135

Intesa Sanpaolo SpA 144A company guaranty unsec. sub. bonds 5.017s, 2024 (Italy)			200,000	204,698

JPMorgan Chase & Co. jr. unsec. sub. FRN notes 7.9s, perpetual maturity			156,000	167,895

JPMorgan Chase Capital XXIII company guaranty jr. unsec. sub. FRN notes 1.257s, 2047			2,137,000	1,677,545

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. FRN notes 7s, 2037			220,000	225,610

Liberty Mutual Insurance Co. 144A notes 7.697s, 2097			300,000	391,188

Lloyds Banking Group PLC jr. unsec. sub. FRB bonds 7 1/2s, perpetual maturity (United Kingdom)			212,000	225,250

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN notes 6.657s, perpetual maturity (United Kingdom)			925,000	1,054,500

Massachusetts Mutual Life Insurance Co. 144A notes 8 7/8s, 2039			705,000	1,156,618

Merrill Lynch & Co., Inc. unsec. sub. FRN notes 1.031s, 2026			100,000	90,007

Merrill Lynch & Co., Inc. unsec. sub. notes 6.11s, 2037			300,000	365,223

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7 7/8s, 2037			1,500,000	1,987,500

MetLife, Inc. jr. unsec. sub. notes 6.4s, 2036			85,000	100,725

Mid-America Apartments LP sr. unsec. notes 4.3s, 2023(R)			170,000	181,453

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6 7/8s, 2021(R)			355,000	382,069

Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031			205,000	296,203

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 5 7/8s, 2022			73,000	77,928

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033			515,000	583,891

Primerica, Inc. sr. unsec. unsub. notes 4 3/4s, 2022			42,000	46,528

Progressive Corp. (The) jr. unsec. sub. FRN notes 6.7s, 2037			715,000	753,878

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5 5/8s, 2043			149,000	158,685

Prudential Financial, Inc. jr. unsec. sub. FRN notes 5.2s, 2044			226,000	230,238

Prudential Financial, Inc. sr. unsec. notes 6 5/8s, 2040			270,000	361,806

Realty Income Corp. sr. unsec. notes 4.65s, 2023(R)			120,000	130,753

Royal Bank of Scotland Group PLC unsec. sub. notes 5 1/8s, 2024 (United Kingdom)			530,000	556,029

Royal Bank of Scotland PLC (The) unsec. sub. FRN notes Ser. REGS, 9 1/2s, 2022 (United Kingdom)			515,000	581,693

Santander Issuances SAU 144A company guaranty sr. unsec. unsub. notes 5.911s, 2016 (Spain)			800,000	835,929

Santander UK PLC 144A unsec. sub. notes 5s, 2023 (United Kingdom)			50,000	53,663

Select Income REIT sr. unsec. unsub. notes 3.6s, 2020(R)			40,000	41,013

Select Income REIT sr. unsec. unsub. notes 2.85s, 2018(R)			40,000	40,343

SL Green Realty Corp./SL Green Operating Partnership /Reckson Operating Partnership sr. unsec. unsub. notes 5s, 2018(R)			185,000	199,571

Societe Generale SA 144A jr. unsec. sub. FRB bonds 7 7/8s, perpetual maturity (France)			260,000	267,800

Standard Chartered Bank 144A unsec. sub. notes 8s, 2031 (United Kingdom)			100,000	136,263

Standard Chartered PLC 144A jr. sub. FRB bonds 7.014s, perpetual maturity (United Kingdom)			600,000	678,000

State Street Capital Trust IV company guaranty jr. unsec. sub. FRB bonds 1.271s, 2037			1,525,000	1,294,344

Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436s, 2024 (Japan)			410,000	439,587

Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85s, 2039			239,000	333,052

TIERS Trust/United States 144A sr. bonds stepped-coupon zero % (8 1/8s, 3/15/18), 2046(STP)			200,000	209,000

Travelers Property Casualty Corp. sr. unsec. unsub. bonds 7 3/4s, 2026			255,000	348,913

Wells Fargo & Co. jr. unsec. sub. FRB bonds Ser. U, 5 7/8s, perpetual maturity			115,000	121,613

Wells Fargo Bank NA sr. unsec. sub. notes Ser. BKNT, 6.6s, 2038			1,110,000	1,569,397

Willis Group Holdings PLC company guaranty sr. unsec. unsub. notes 5 3/4s, 2021			410,000	461,784

WP Carey, Inc. sr. unsec. unsub. notes 4.6s, 2024(R)			265,000	274,198

ZFS Finance USA Trust V 144A FRB bonds 6 1/2s, 2037			218,000	230,535

				38,989,931
Health care (0.8%)

Actavis Funding SCS company guaranty sr. unsec. unsub. notes 4 3/4s, 2045 (Luxembourg)			75,000	79,714

Actavis Funding SCS company guaranty sr. unsec. unsub. notes 3.45s, 2022 (Luxembourg)			75,000	76,821

Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037			605,000	844,968

Anthem, Inc. sr. unsec. unsub. notes 4 5/8s, 2042			195,000	211,372

Fresenius Medical Care US Finance II, Inc. 144A company guaranty sr. unsec. notes 5 5/8s, 2019			90,000	97,695

Fresenius Medical Care US Finance, Inc. 144A company guaranty sr. notes 5 3/4s, 2021			277,000	303,315

Medtronic PLC 144A sr. unsec. notes 4 3/8s, 2035			65,000	70,684

Medtronic PLC 144A sr. unsec. notes 3 1/2s, 2025			65,000	67,950

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.95s, 2024(R)			125,000	131,700

Omega Healthcare Investors, Inc. 144A company guaranty sr. unsec. notes 4 1/2s, 2027(R)			95,000	92,863

Omnicare, Inc. sr. unsec. notes 4 3/4s, 2022			80,000	82,600

Quest Diagnostics, Inc. company guaranty sr. unsec. notes 4 3/4s, 2020			97,000	106,589

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4 5/8s, 2041			165,000	189,391

				2,355,662
Miscellaneous (—%)

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976s, 2025			100,000	101,443

				101,443
Technology (0.3%)

Apple, Inc. sr. unsec. unsub. notes 3.45s, 2045			199,000	186,960

Fidelity National Information Services, Inc. company guaranty sr. unsec. unsub. notes 5s, 2022			281,000	297,950

Jabil Circuit, Inc. sr. unsec. notes 8 1/4s, 2018			115,000	133,113

SoftBank Corp. 144A sr. unsec. notes 4 1/2s, 2020 (Japan)			220,000	224,675

				842,698
Transportation (0.3%)

Continental Airlines, Inc. pass-through certificates Ser. 97-4A, 6.9s, 2018			78,504	83,313

Kansas City Southern Railway Co. (The) company guaranty sr. unsec. notes 4.3s, 2043			74,000	78,156

Norfolk Southern Corp. sr. unsec. notes 6s, 2111			210,000	266,385

Southwest Airlines Co. pass-through certificates Ser. 07-1, 6.15s, 2022			250,747	288,986

United AirLines, Inc. pass-through certificates Ser. 07-A, 6.636s, 2022			183,926	199,330

				916,170
Utilities and power (4.3%)

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035			255,000	320,294

Arizona Public Services Co. sr. unsec. notes 4 1/2s, 2042			110,000	123,925

Beaver Valley Funding Corp. sr. bonds 9s, 2017			40,000	43,200

CMS Energy Corp. sr. unsec. notes 8 3/4s, 2019			85,000	107,475

Commonwealth Edison Co. sr. mtge. bonds 5 7/8s, 2033			195,000	255,140

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.2s, 2042			205,000	219,529

Duke Energy Carolinas, LLC sr. mtge. notes 4 1/4s, 2041			215,000	237,650

EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018 (Netherlands)			630,000	685,138

El Paso Natural Gas Co., LLC sr. unsec. unsub. bonds 8 3/8s, 2032			380,000	488,447

El Paso Pipeline Partners Operating Co., LP company guaranty sr. unsec. notes 6 1/2s, 2020			230,000	263,298

Electricite de France (EDF) 144A jr. unsec. sub. FRN notes 5 5/8s, perpetual maturity (France)			220,000	233,301

Electricite de France (EDF) 144A sr. unsec. notes 6.95s, 2039 (France)			250,000	350,047

Electricite de France (EDF) 144A unsec. sub. FRN notes 5 1/4s, perpetual maturity (France)			999,000	1,041,458

Enel Finance International SA 144A company guaranty sr. unsec. notes 5 1/8s, 2019 (Netherlands)			180,000	201,335

Energy Transfer Partners LP sr. unsec. unsub. notes 6 1/2s, 2042			285,000	329,116

Energy Transfer Partners LP sr. unsec. unsub. notes 5.2s, 2022			145,000	157,963

Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. notes 4.85s, 2042			330,000	352,795

FirstEnergy Corp. sr. unsec. unsub. notes 4 1/4s, 2023			58,000	60,709

FirstEnergy Transmission, LLC 144A sr. unsec. unsub. notes 5.45s, 2044			245,000	275,803

Iberdrola International BV company guaranty sr. unsec. unsub. notes 6 3/4s, 2036 (Spain)			170,000	223,449

ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018			140,000	156,556

Kansas Gas and Electric Co. bonds 5.647s, 2021			129,132	130,423

Kinder Morgan Energy Partners LP sr. unsec. unsub. notes 5.4s, 2044			86,000	89,100

Korea Gas Corp. 144A sr. unsec. unsub. notes 6 1/4s, 2042 (South Korea)			345,000	489,635

MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036			490,000	638,723

MidAmerican Energy Holdings Co. sr. unsec. bonds 6 1/2s, 2037			185,000	250,452

MidAmerican Funding, LLC sr. bonds 6.927s, 2029			175,000	237,007

Oncor Electric Delivery Co., LLC sr. notes 7s, 2022			161,000	206,243

Oncor Electric Delivery Co., LLC sr. notes 4.1s, 2022			165,000	180,951

Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038			155,000	210,648

Pacific Gas & Electric Co. sr. unsub. notes 5.8s, 2037			265,000	337,770

PacifiCorp sr. mtge. bonds 6 1/4s, 2037			205,000	281,772

Potomac Edison Co. (The) 144A sr. bonds 5.8s, 2016			450,000	474,489

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.4s, 2023			10,000	10,368

PPL WEM Holdings, Ltd. 144A sr. unsec. notes 5 3/8s, 2021 (United Kingdom)			705,000	811,403

Puget Sound Energy, Inc. jr. sub. FRN notes Ser. A, 6.974s, 2067			610,000	619,913

Texas-New Mexico Power Co. 144A 1st mtge. bonds Ser. A, 9 1/2s, 2019			415,000	521,414

TransCanada PipeLines, Ltd. jr. unsec. sub. FRN notes 6.35s, 2067 (Canada)			915,000	887,550

Wisconsin Energy Corp. jr. unsec. sub. FRN notes 6 1/4s, 2067			815,000	816,598

				13,321,087

Total corporate bonds and notes (cost $79,324,724)				$88,317,498

ASSET-BACKED SECURITIES (2.7%)(a)
			Principal amount	Value

Station Place Securitization Trust 144A FRB Ser. 14-2, Class A, 1.055s, 2016			$8,515,000	$8,515,000

Total asset-backed securities (cost $8,515,000)				$8,515,000

PURCHASED SWAP OPTIONS OUTSTANDING (1.2%)(a)
Counterparty
Fixed right % to receive or (pay)/	Expiration		Contract
Floating rate index/Maturity date	date/strike		amount	Value

Bank of America N.A.

2.175/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.175		$20,317,600	$278,351

(2.0875)/3 month USD-LIBOR-BBA/Jul-25	Jul-15/2.0875		10,158,800	178,389

(2.685)/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.685		20,436,100	118,325

1.816/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.816		20,436,100	25,341

Barclays Bank PLC

(2.1625)/3 month USD-LIBOR-BBA/May-25	May-15/2.1625		20,436,100	171,050

(2.31)/3 month USD-LIBOR-BBA/Apr-45	Apr-15/2.31		4,087,220	135,410

2.31/3 month USD-LIBOR-BBA/Apr-45	Apr-15/2.31		4,087,220	48,025

Citibank, N.A.

2.20/3 month USD-LIBOR-BBA/May-25	May-15/2.20		20,584,100	369,279

2.172/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.172		10,158,800	138,668

2.043/3 month USD-LIBOR-BBA/May-25	May-15/2.043		10,218,050	106,574

1.4015/3 month USD-LIBOR-BBA/May-20	May-15/1.4015		40,872,200	106,268

(2.13)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.13		20,436,100	81,949

1.294/3 month USD-LIBOR-BBA/May-20	May-15/1.294		40,872,200	60,082

1.3735/3 month USD-LIBOR-BBA/May-20	May-15/1.3735		20,436,100	46,186

1.266/3 month USD-LIBOR-BBA/May-20	May-15/1.266		20,436,100	25,749

1.802/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.802		20,436,100	22,275

Credit Suisse International

2.25/3 month USD-LIBOR-BBA/May-25	May-15/2.25		30,468,000	646,531

2.09125/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.09125		20,232,000	167,926

2.09/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.09		20,232,000	166,307

1.795/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.795		20,488,100	20,898

Goldman Sachs International

2.655/3 month USD-LIBOR-BBA/May-45	May-15/2.655		5,109,025	320,949

(2.82)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/2.82		7,727,625	291,718

1.84/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.84		15,327,100	32,953

1.76/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.76		15,327,100	18,086

Total purchased swap options outstanding (cost $3,207,355)				$3,577,289

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration		Contract
	date/strike price		amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	May-15/$102.57		$10,000,000	$90,140

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-15/103.07		10,000,000	77,240

Total purchased options outstanding (cost $318,750)				$167,380

PREFERRED STOCKS (0.6%)(a)
			Shares	Value

Citigroup, Inc. Ser. K, $1.719 ARP			50,360	$1,372,814

HSBC USA, Inc. $0.88 pfd. (United Kingdom)			15,500	358,050

Total preferred stocks (cost $1,687,270)				$1,730,864

MUNICIPAL BONDS AND NOTES (0.4%)(a)
			Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s, 4/1/34			$350,000	$523,779

North TX, Tollway Auth. Rev. Bonds (Build America Bonds), 6.718s, 1/1/49			285,000	425,371

OH State U. Rev. Bonds (Build America Bonds), 4.91s, 6/1/40			255,000	303,129

Total municipal bonds and notes (cost $892,277)				$1,252,279

SHORT-TERM INVESTMENTS (16.4%)(a)
			Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.09%(AFF)		Shares	742,526	$742,526

Putnam Short Term Investment Fund 0.09%(AFF)		Shares	41,957,950	41,957,950

SSgA Prime Money Market Fund Class N 0.02%(P)		Shares	1,508,000	1,508,000

U.S. Treasury Bills with effective yields ranging from 0.02% to 0.03%, April 23, 2015(SEG)(SEGCCS)			$113,000	112,999

U.S. Treasury Bills with effective yields ranging from 0.01% to 0.03%, April 9, 2015(SEG)(SEGCCS)			2,800,000	2,799,986

U.S. Treasury Bills with an effective yield of 0.01%, May 21, 2015(SEG)(SEGCCS)			1,600,000	1,599,974

U.S. Treasury Bills with effective yields ranging from zero% to 0.01%, May 7, 2015(SEG)(SEGSF)(SEGCCS)			2,300,000	2,299,970

Total short-term investments (cost $51,021,405)				$51,021,405

TOTAL INVESTMENTS

Total investments (cost $455,544,864)(b)				$471,897,668

FUTURES CONTRACTS OUTSTANDING at 3/31/15 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 30 yr (Short)	52	$8,521,500	Jun-15	$(41,766)
U.S. Treasury Bond Ultra 30 yr (Long)	111	18,856,125	Jun-15	548,443
U.S. Treasury Note 2 yr (Long)	16	3,506,500	Jun-15	12,718
U.S. Treasury Note 2 yr (Short)	66	14,464,313	Jun-15	(30,038)
U.S. Treasury Note 5 yr (Long)	323	38,828,133	Jun-15	295,576
U.S. Treasury Note 10 yr (Long)	158	20,367,188	Jun-15	255,819

Total				$1,040,752

WRITTEN SWAP OPTIONS OUTSTANDING at 3/31/15 (premiums $3,573,912) (Unaudited)

Counterparty
Fixed Obligation % to receive or (pay)/	Expiration	Contract
Floating rate index/Maturity date	date/strike	amount	Value

Bank of America N.A.

2.916/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.916	$20,436,100	$20
(1.9125)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.9125	20,317,600	29,867
2.955/3 month USD-LIBOR-BBA/Sep-25	Sep-15/2.955	40,872,200	107,085
(2.04375)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.04375	20,317,600	112,153
1.66/3 month USD-LIBOR-BBA/Jul-20	Jul-15/1.66	20,317,600	175,950
Barclays Bank PLC

2.3775/3 month USD-LIBOR-BBA/May-25	May-15/2.3775	20,436,100	61,104
2.265/3 month USD-LIBOR-BBA/May-25	May-15/2.265	20,436,100	107,290
Citibank, N.A.

2.902/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.902	20,436,100	102
(1.602)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.602	20,436,100	3,065
(1.932)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.932	10,158,800	21,333
2.28/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.28	20,436,100	21,662
2.205/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.205	20,436,100	43,938
(2.052)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.052	10,158,800	63,188
(1.481)/3 month USD-LIBOR-BBA/May-20	May-15/1.481	20,436,100	77,453
(2.223)/3 month USD-LIBOR-BBA/May-25	May-15/2.223	5,109,025	102,640
(1.509)/3 month USD-LIBOR-BBA/May-20	May-15/1.509	40,872,200	175,750
Credit Suisse International

2.895/3 month USD-LIBOR-BBA/Apr-25	Apr-15/2.895	20,488,100	20
(1.80)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.80	20,232,000	9,104
(1.80125)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.80125	20,232,000	9,307
(1.94)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.94	20,232,000	45,927
(1.94125)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.94125	20,232,000	46,534
Goldman Sachs International

(1.92)/3 month USD-LIBOR-BBA/Apr-25	Apr-15/1.92	15,327,100	57,630
(2.35)/3 month USD-LIBOR-BBA/May-45	May-15/2.35	5,109,025	113,114
(1.885)/3 month USD-LIBOR-BBA/Jan-46	Jan-16/1.885	7,727,625	175,587
(2.5025)/3 month USD-LIBOR-BBA/May-45	May-15/2.5025	5,109,025	199,661
JPMorgan Chase Bank N.A.

(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	5,404,000	804,116

Total			$2,563,600

WRITTEN OPTIONS OUTSTANDING at 3/31/15 (premiums $319,531) (Unaudited)

	Expiration	Contract
	date/strike price	amount	Value

Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	May-15/$101.57	$10,000,000	$44,180
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	May-15/100.57	10,000,000	17,330
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-15/102.07	10,000,000	20,940
Federal National Mortgage Association 30 yr 3.0s TBA commitments (Put)	Apr-15/101.07	10,000,000	1,790

Total			$84,240

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 3/31/15 (Unaudited)

Counterparty			Premium	Unrealized
Fixed right or obligation % to receive or (pay)/	Expiration	Contract	receivable/	appreciation/
Floating rate index/Maturity date	date/strike	amount	(payable)	(depreciation)

Goldman Sachs International

1.955/3 month USD-LIBOR-BBA/Apr-25 (Purchased)	Apr-15/1.955	$14,305,270	$(80,110)	$(3,576)
(2.155)/3 month USD-LIBOR-BBA/Apr-25 (Purchased)	Apr-15/2.155	14,305,270	(80,110)	(5,007)
JPMorgan Chase Bank N.A.

2.117/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.117	5,109,025	(125,186)	35,508
2.035/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/2.035	5,109,025	(129,815)	13,978
(3.035)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.035	5,109,025	(135,941)	(16,298)
(3.117)/3 month USD-LIBOR-BBA/Feb-27 (Purchased)	Feb-17/3.117	5,109,025	(143,053)	(34,307)
2.655/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.655	22,377,500	148,251	42,047
2.56/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/2.56	22,377,500	143,053	26,271
(1.56)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.56	22,377,500	128,834	(22,825)
(1.655)/3 month USD-LIBOR-BBA/Feb-19 (Written)	Feb-17/1.655	22,377,500	127,552	(42,741)

Total			$(146,525)	$(6,950)

TBA SALE COMMITMENTS OUTSTANDING at 3/31/15 (proceeds receivable $48,880,918) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal National Mortgage Association, 4 1/2s, April 1, 2045	$17,000,000	4/14/15	$18,545,938
Federal National Mortgage Association, 4s, April 1, 2045	7,000,000	4/14/15	7,485,078
Federal National Mortgage Association, 3 1/2s, April 1, 2045	19,000,000	4/14/15	19,960,391
Government National Mortgage Association, 3s, May 1, 2045	3,000,000	5/13/15	3,082,969

Total			$49,074,376

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/15 (Unaudited)

			Upfront		Payments	Payments	Unrealized
			premium	Termination	made by	received by	appreciation/
	Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)
	$20,317,600		$182,590	2/19/25	3 month USD-LIBOR-BBA	1.9575%	$95,415
	20,317,600		(59,189)	2/19/25	2.1575%	3 month USD-LIBOR-BBA	(349,238)
	20,317,600		(107,951)	2/19/25	2.0575%	3 month USD-LIBOR-BBA	(209,399)
	15,455,250		44,616	1/6/25	2.28%	3 month USD-LIBOR-BBA	(395,299)
	15,455,250		191,441	1/6/25	2.53%	3 month USD-LIBOR-BBA	(607,953)
	26,697,000		(108)	12/19/19	1.742%	3 month USD-LIBOR-BBA	(445,879)
	23,736,000		(313)	1/9/25	3 month USD-LIBOR-BBA	2.07875%	226,572
	20,610,400		20,338	1/16/25	3 month USD-LIBOR-BBA	2.12%	287,250
	42,801,000		(345)	1/12/20	3 month USD-LIBOR-BBA	1.6457%	428,015
	15,438,075		(1,233)	1/23/25	3 month USD-LIBOR-BBA	2.14%	220,467
	33,638,000		(271)	12/19/19	1.7285%	3 month USD-LIBOR-BBA	(539,762)
	26,697,000		(108)	12/19/19	1.734%	3 month USD-LIBOR-BBA	(435,449)
	14,062,300		(186)	1/22/25	3 month USD-LIBOR-BBA	2.09%	137,285
	4,646,000		(61)	1/9/25	3 month USD-LIBOR-BBA	2.081%	45,320
	62,790,000		(505)	1/9/20	1.62%	3 month USD-LIBOR-BBA	(561,771)
	40,559,015		(535)	1/14/25	3 month USD-LIBOR-BBA	2.10%	454,454
	27,819,450		(200)	1/15/25	3 month USD-LIBOR-BBA	2.09%	284,350
	20,610,400		(272)	1/22/25	3 month USD-LIBOR-BBA	2.095%	210,787
	22,546,000		(298)	1/12/25	2.14412%	3 month USD-LIBOR-BBA	(348,429)
	42,801,000		(345)	1/12/20	3 month USD-LIBOR-BBA	1.65338%	444,060
	22,544,000		(298)	1/12/25	2.1372%	3 month USD-LIBOR-BBA	(333,875)
	22,544,000		(298)	1/12/25	2.142%	3 month USD-LIBOR-BBA	(343,942)
	42,801,000		(345)	1/12/20	3 month USD-LIBOR-BBA	1.648%	432,811
	22,544,000		(298)	1/12/25	2.14055%	3 month USD-LIBOR-BBA	(340,895)
	42,801,000		(345)	1/12/20	3 month USD-LIBOR-BBA	1.6464%	429,494
	22,542,000		(298)	1/12/25	2.138%	3 month USD-LIBOR-BBA	(335,531)
	42,801,000		(345)	1/12/20	3 month USD-LIBOR-BBA	1.64084%	417,843
	19,315,000		(72)	2/4/17	3 month USD-LIBOR-BBA	0.70502%	(2,823)
	7,893,000		(64)	2/4/20	1.3635%	3 month USD-LIBOR-BBA	39,692
	129,000	(E)	3,569	6/17/45	2.50%	3 month USD-LIBOR-BBA	1,170
	101,015,000	(E)	934,281	6/17/25	2.20%	3 month USD-LIBOR-BBA	(142,337)
	7,619,000		(101)	1/20/25	3 month USD-LIBOR-BBA	1.949%	(24,620)
	10,285,000		(136)	1/20/25	1.875%	3 month USD-LIBOR-BBA	103,765
	14,854,000		(120)	1/22/20	1.45125%	3 month USD-LIBOR-BBA	362
	6,350,000		(84)	1/22/25	1.921%	3 month USD-LIBOR-BBA	37,604
	6,755,000		(230)	1/22/45	2.31125%	3 month USD-LIBOR-BBA	99,765
	16,512,000		(218)	1/22/25	1.92125%	3 month USD-LIBOR-BBA	97,395
	5,169,000		(42)	1/23/20	1.4975%	3 month USD-LIBOR-BBA	(11,248)
	11,965,000		(96)	1/26/20	1.517%	3 month USD-LIBOR-BBA	(35,209)
	2,620,000		(89)	1/26/45	3 month USD-LIBOR-BBA	2.384%	3,356
	8,855,000		(117)	1/27/25	3 month USD-LIBOR-BBA	1.9625%	(21,231)
	8,855,000		(117)	1/27/25	3 month USD-LIBOR-BBA	1.963%	(20,816)
	9,241,000		(122)	1/27/25	3 month USD-LIBOR-BBA	1.95475%	(28,808)
	4,111,000	(E)	(140)	2/2/46	3 month USD-LIBOR-BBA	2.335%	(125,751)
	983,000		(13)	2/3/25	3 month USD-LIBOR-BBA	1.791%	(18,451)
	38,631,000		(145)	2/4/17	3 month USD-LIBOR-BBA	0.707%	(4,097)
	15,786,000		(127)	2/4/20	1.366%	3 month USD-LIBOR-BBA	77,459
	11,461,000		(43)	2/4/17	3 month USD-LIBOR-BBA	0.71%	(531)
	5,731,000		(21)	2/4/17	3 month USD-LIBOR-BBA	0.7065%	(670)
	8,756,000		(70)	2/5/20	1.38665%	3 month USD-LIBOR-BBA	34,613
	5,696,000		(46)	2/5/20	1.45%	3 month USD-LIBOR-BBA	4,919
	5,696,000		(46)	2/5/20	1.45873%	3 month USD-LIBOR-BBA	2,495
	2,019,000		(27)	2/6/25	1.9805%	3 month USD-LIBOR-BBA	2,690
	2,019,000		(27)	2/6/25	1.98407%	3 month USD-LIBOR-BBA	2,020
	1,612,000		(75)	2/6/17	0.776%	3 month USD-LIBOR-BBA	(2,063)
	34,244,000		(18,034)	2/6/20	1.48%	3 month USD-LIBOR-BBA	(36,251)
	14,399,000		15,657	2/6/25	3 month USD-LIBOR-BBA	1.9575%	(34,474)
	2,772,000		(8,329)	2/6/45	3 month USD-LIBOR-BBA	2.36%	(21,481)
	2,887,000		(98)	2/17/45	3 month USD-LIBOR-BBA	2.462%	50,404
	2,887,000		(98)	2/17/45	3 month USD-LIBOR-BBA	2.46318%	50,408
	1,422,200		(19)	2/19/25	2.12%	3 month USD-LIBOR-BBA	(15,371)
	9,400,000		(124)	2/25/25	3 month USD-LIBOR-BBA	2.20246%	169,491
	20,179,000		(266)	2/27/25	2.1135%	3 month USD-LIBOR-BBA	(195,194)
	7,346,000		(97)	3/3/25	3 month USD-LIBOR-BBA	2.124%	76,133
	2,862,000		(97)	3/3/45	2.4925%	3 month USD-LIBOR-BBA	(67,104)
	14,067,000		(113)	3/3/20	1.6525%	3 month USD-LIBOR-BBA	(105,002)
	14,514,000		(54)	3/3/17	3 month USD-LIBOR-BBA	0.8775%	35,368
	2,862,000		(97)	3/3/45	2.4995%	3 month USD-LIBOR-BBA	(71,593)
	7,108,000		(94)	3/10/25	3 month USD-LIBOR-BBA	2.3175%	198,050
	7,108,000		(94)	3/10/25	3 month USD-LIBOR-BBA	2.31774%	198,207
	7,108,000		(94)	3/10/25	3 month USD-LIBOR-BBA	2.3355%	209,917
	95,746,000	(E)	119,199	6/17/17	1.10%	3 month USD-LIBOR-BBA	(183,840)
	224,000	(E)	(977)	6/17/20	3 month USD-LIBOR-BBA	1.80%	939
	3,599,000		(48)	3/20/25	2.1195%	3 month USD-LIBOR-BBA	(31,980)
	3,599,000		(48)	3/20/25	3 month USD-LIBOR-BBA	2.133%	36,391
	11,874,000		(45)	3/23/17	0.843%	3 month USD-LIBOR-BBA	(13,132)
	13,440,000		(108)	3/25/20	1.5485%	3 month USD-LIBOR-BBA	(15,325)
	2,100,000		(28)	3/25/25	2.009%	3 month USD-LIBOR-BBA	3,526
	1,289,000		(17)	3/26/25	3 month USD-LIBOR-BBA	1.964%	(7,656)
	2,578,000		(34)	3/26/25	3 month USD-LIBOR-BBA	1.96065%	(16,112)
	1,611,000		(21)	3/26/25	3 month USD-LIBOR-BBA	1.9665%	(9,196)
	3,222,000		(43)	3/26/25	3 month USD-LIBOR-BBA	1.96943%	(17,513)
	14,062,300		(186)	1/9/25	3 month USD-LIBOR-BBA	2.07%	122,786
	4,063,500		8,073	2/19/25	3 month USD-LIBOR-BBA	2.15%	63,256
	2,031,750		4,646	2/19/25	3 month USD-LIBOR-BBA	2.15%	32,237

	Total		$1,318,612	$(658,760)
(E)	Extended effective date.

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/15 (Unaudited)

	Upfront		Payments	Total return	Unrealized
Swap counterparty/	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Bank of America N.A.
$345,675	$—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	$(4,354)
559,487	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(6,551)
Barclays Bank PLC
772,494	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	6,217
553,336	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(7,057)
1,651,940	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,543)
1,527,648	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,204
1,406,087	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,070
3,803,229	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(47,908)
4,316,819	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(19,710)
2,906,066	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	14,612
171,131	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	905
383,234	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,927
419,462	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	2,957
3,696,002	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(16,876)
4,628,322	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	23,272
1,423,750	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic MBX Index 4.00% 30 year Fannie Mae pools	7,527
70,737	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	639
246,803	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,241
185,688	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	963
2,682,641	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	13,489
1,559,989	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(7,123)
232,328	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,096
1,403,157	—	1/12/40	4.50% (1 month USD-LIBOR)	Synthetic MBX Index 4.50% 30 year Fannie Mae pools	11,293
6,350,194	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	31,930
938,924	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	4,721
159,178	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	751
515,913	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,433
373,992	—	1/12/40	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	1,764
3,696,371	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(16,877)
1,337,930	—	1/12/39	(6.00%) 1 month USD-LIBOR	Synthetic MBX Index 6.00% 30 year Fannie Mae pools	(8,058)
557,580	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,951)
278,753	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,475)
278,753	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(1,475)
559,505	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,961)
1,453,070	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(7,689)
559,505	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(2,961)
542,660	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,729
1,173,706	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,359)
719,790	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	6,500
1,117,085	—	1/12/39	(5.50%) 1 month USD-LIBOR	Synthetic MBX Index 5.50% 30 year Fannie Mae pools	(5,911)
228,791	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	2,368
334,838	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(1,529)
935,698	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(4,272)
431,905	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	2,172
Citibank, N.A.
1,476,985	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	7,427
2,585,299	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Fannie Mae pools	13,000
Credit Suisse International
909,386	—	1/12/39	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	(251)
1,172,314	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	12,136
6,160,392	—	1/12/41	5.00% (1 month USD-LIBOR)	Synthetic MBX Index 5.00% 30 year Ginnie Mae II pools	(12,740)
1,016,857	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(12,809)
1,157,596	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(15,973)
578,798	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(7,986)
2,404,778	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(33,182)
1,021,071	12,125	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(578)
1,399,572	23,399	1/12/43	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	5,315
Goldman Sachs International
898,814	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	8,117
693,402	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	6,262
2,442,274	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	17,218
870,947	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	7,865
1,372,739	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(17,507)
1,372,739	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(17,507)
273,361	—	1/12/41	4.50% (1 month USD-LIBOR)	Synthetic TRS Index 4.50% 30 year Fannie Mae pools	(3,201)
1,286,575	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(5,874)
483,334	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(2,207)
27,831	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(351)
536,396	—	1/12/40	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(7,343)
113,256	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	798
1,029,542	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	7,258
693,698	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,167)
1,762,517	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(8,048)
832,437	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(3,801)
65,341	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(298)
174,293	—	1/12/38	(6.50%) 1 month USD-LIBOR	Synthetic MBX Index 6.50% 30 year Fannie Mae pools	(796)
463,968	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	4,190
985,073	—	1/12/38	6.50% (1 month USD-LIBOR)	Synthetic TRS Index 6.50% 30 year Fannie Mae pools	8,896
1,151,101	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(14,680)
1,701,254	—	1/12/39	6.00% (1 month USD-LIBOR)	Synthetic TRS Index 6.00% 30 year Fannie Mae pools	11,994
1,679,194	—	1/12/42	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(21,415)
1,683,198	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(21,203)
1,654,423	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	17,126
1,169,014	—	1/12/44	3.50% (1 month USD-LIBOR)	Synthetic TRS Index 3.50% 30 year Fannie Mae pools	(16,130)
JPMorgan Chase Bank N.A.
1,682,795	—	1/12/41	4.00% (1 month USD-LIBOR)	Synthetic TRS Index 4.00% 30 year Fannie Mae pools	(21,198)
1,654,423	—	1/12/41	(5.00%) 1 month USD-LIBOR	Synthetic TRS Index 5.00% 30 year Fannie Mae pools	17,129

Total	$35,524	$(126,374)

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/15 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
	Swap counterparty/		received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	Bank of America N.A.
	CMBX NA BBB- Index	BBB-/P	$12,483	$219,000	5/11/63	300 bp	$14,866
	CMBX NA BBB- Index	BBB-/P	13,088	212,000	5/11/63	300 bp	15,395
	CMBX NA BBB- Index	BBB-/P	6,388	106,000	5/11/63	300 bp	7,542
	CMBX NA BBB- Index	BBB-/P	3,281	48,000	5/11/63	300 bp	3,803
	Barclays Bank PLC
	CMBX NA BBB- Index	BBB-/P	21,618	195,000	5/11/63	300 bp	23,740
	Credit Suisse International
	CMBX NA BBB- Index	BBB-/P	14,240	347,000	5/11/63	300 bp	18,016
	CMBX NA BBB- Index	BBB-/P	24,292	215,000	5/11/63	300 bp	26,632
	CMBX NA BBB- Index	BBB-/P	15,589	214,000	5/11/63	300 bp	17,918
	CMBX NA BBB- Index	BBB-/P	16,017	209,000	5/11/63	300 bp	18,292
	CMBX NA BBB- Index	BBB-/P	2,403	207,000	5/11/63	300 bp	4,656
	CMBX NA BBB- Index	BBB-/P	2,888	188,000	5/11/63	300 bp	4,935
	CMBX NA BBB- Index	BBB-/P	5,416	178,000	5/11/63	300 bp	7,353
	CMBX NA BBB- Index	BBB-/P	13,627	176,000	5/11/63	300 bp	15,543
	CMBX NA BBB- Index	BBB-/P	11,512	175,000	5/11/63	300 bp	13,417
	CMBX NA BBB- Index	BBB-/P	13,884	174,000	5/11/63	300 bp	15,778
	CMBX NA BBB- Index	BBB-/P	13,770	173,000	5/11/63	300 bp	15,653
	CMBX NA BBB- Index	BBB-/P	10,475	108,000	5/11/63	300 bp	11,651
	CMBX NA BBB- Index	BBB-/P	1,956	16,000	5/11/63	300 bp	2,130
	CMBX NA BBB- Index	—	1,457	133,000	5/11/63	(300 bp)	10
	CMBX NA BBB- Index	BBB-/P	1,276	163,000	1/17/47	300 bp	(34)
	CMBX NA BBB- Index	BBB-/P	1,160	163,000	1/17/47	300 bp	(149)
	CMBX NA BB Index	—	(576)	75,000	5/11/63	(500 bp)	(1,759)
	CMBX NA BB Index	—	(718)	75,000	5/11/63	(500 bp)	(1,901)
	CMBX NA BB Index	—	(684)	75,000	5/11/63	(500 bp)	(1,867)
	CMBX NA BB Index	—	1,660	83,000	5/11/63	(500 bp)	351
	CMBX NA BB Index	—	580	107,000	5/11/63	(500 bp)	(1,107)
	CMBX NA BB Index	—	(393)	108,000	5/11/63	(500 bp)	(2,097)
	CMBX NA BB Index	—	1,623	157,000	5/11/63	(500 bp)	(853)
	CMBX NA BB Index	—	4,357	165,000	5/11/63	(500 bp)	1,755
	CMBX NA BB Index	—	2,567	166,000	5/11/63	(500 bp)	(51)
	CMBX NA BB Index	—	(2,917)	167,000	5/11/63	(500 bp)	(5,551)
	CMBX NA BB Index	—	(1,181)	226,000	5/11/63	(500 bp)	(4,745)
	CMBX NA BB Index	—	(3,220)	166,000	5/11/63	(500 bp)	(5,838)
	CMBX NA BBB- Index	BBB-/P	(4,683)	380,000	5/11/63	300 bp	(547)
	CMBX NA BBB- Index	BBB-/P	(5,714)	379,000	5/11/63	300 bp	(1,590)
	CMBX NA BBB- Index	BBB-/P	(7,086)	366,000	5/11/63	300 bp	(3,103)
	CMBX NA BBB- Index	BBB-/P	(2,421)	241,000	5/11/63	300 bp	202
	CMBX NA BBB- Index	BBB-/P	1,098	237,000	5/11/63	300 bp	3,677
	CMBX NA BBB- Index	BBB-/P	880	190,000	5/11/63	300 bp	2,948
	CMBX NA BBB- Index	BBB-/P	(3,324)	184,000	5/11/63	300 bp	(1,322)
	CMBX NA BBB- Index	BBB-/P	126	182,000	5/11/63	300 bp	2,107
	CMBX NA BBB- Index	BBB-/P	630	182,000	5/11/63	300 bp	2,611
	CMBX NA BBB- Index	BBB-/P	1,056	174,000	5/11/63	300 bp	2,950
	CMBX NA BBB- Index	BBB-/P	111	167,000	5/11/63	300 bp	1,929
	CMBX NA BBB- Index	BBB-/P	451	167,000	5/11/63	300 bp	2,268
	CMBX NA BBB- Index	BBB-/P	(542)	162,000	5/11/63	300 bp	1,222
	CMBX NA BBB- Index	BBB-/P	(537)	161,000	5/11/63	300 bp	1,215
	CMBX NA BBB- Index	BBB-/P	(1,489)	159,000	5/11/63	300 bp	242
	CMBX NA BBB- Index	BBB-/P	1,883	158,000	5/11/63	300 bp	3,602
	CMBX NA BBB- Index	BBB-/P	1,571	158,000	5/11/63	300 bp	3,290
	CMBX NA BBB- Index	BBB-/P	(1,573)	157,000	5/11/63	300 bp	136
	CMBX NA BBB- Index	BBB-/P	(1,305)	156,000	5/11/63	300 bp	392
	CMBX NA BBB- Index	BBB-/P	6,748	141,000	5/11/63	300 bp	8,283
	CMBX NA BBB- Index	BBB-/P	(352)	104,000	5/11/63	300 bp	780
	CMBX NA BBB- Index	BBB-/P	2,403	101,000	5/11/63	300 bp	3,502
	CMBX NA BBB- Index	BBB-/P	(801)	84,000	5/11/63	300 bp	113
	CMBX NA BBB- Index	BBB-/P	(488)	81,000	5/11/63	300 bp	393
	CMBX NA BBB- Index	—	(6,101)	130,000	1/17/47	(300 bp)	(5,111)
	Goldman Sachs International
	CMBX NA BBB- Index	BBB-/P	(1,369)	198,000	5/11/63	300 bp	786
	CMBX NA BB Index	—	61	50,000	5/11/63	(500 bp)	(728)
	CMBX NA BB Index	—	584	57,000	5/11/63	(500 bp)	(315)
	CMBX NA BB Index	—	(720)	75,000	5/11/63	(500 bp)	(1,903)
	CMBX NA BB Index	—	1,877	83,000	5/11/63	(500 bp)	568
	CMBX NA BB Index	—	(1,750)	165,000	5/11/63	(500 bp)	(4,352)
	CMBX NA BBB- Index	BBB-/P	(3,064)	184,000	5/11/63	300 bp	(1,064)
	CMBX NA BBB- Index	BBB-/P	1,965	172,000	5/11/63	300 bp	3,837
	CMBX NA BBB- Index	BBB-/P	(650)	162,000	5/11/63	300 bp	1,113
	CMBX NA BBB- Index	BBB-/P	943	158,000	5/11/63	300 bp	2,662
	CMBX NA BBB- Index	BBB-/P	(1,469)	157,000	5/11/63	300 bp	240
	CMBX NA BBB- Index	BBB-/P	(1,575)	157,000	5/11/63	300 bp	134
	CMBX NA BBB- Index	BBB-/P	(1,575)	157,000	5/11/63	300 bp	134
	CMBX NA BBB- Index	BBB-/P	(1,253)	156,000	5/11/63	300 bp	445
	CMBX NA BBB- Index	BBB-/P	(916)	84,000	5/11/63	300 bp	(2)
	CMBX NA BBB- Index	BBB-/P	(11)	4,000	5/11/63	300 bp	33

	Total		$179,537	$245,261

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2015. Securities rated by Putnam are indicated by “/P.” Securities rated by Fitch are indicated by “/F.”

Key to holding's abbreviations
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
BKNT	Bank Note
bp	Basis points
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period.
IO	Interest Only
MTN	Medium Term Notes
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2015 through March 31, 2015 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $310,691,640.
(b)	The aggregate identified cost on a tax basis is $462,884,177, resulting in gross unrealized appreciation and depreciation of $15,718,157 and $6,704,666, respectively, or net unrealized appreciation of $9,013,491.
(NON)	This security is non-income-producing.
(STP)	The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which are under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Money Market Liquidity Fund*	$—	$742,526	$—	$67	$742,526
	Putnam Short Term Investment Fund*	29,116,959	30,006,167	17,165,176	8,404	41,957,950
	Totals	$29,116,959	$30,748,693	$17,165,176	$8,471	$42,700,476
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $216,342,543 to cover certain derivative contracts, delayed delivery securities and the settlement of certain securities.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation:Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value, and are classified as Level 2 securities.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to hedge treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to gain exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to gain liquid exposure to individual names, to hedge market risk and to gain exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage backed and other asset backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $74,887 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $723,412 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $713,988 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$8,515,000	$—
Corporate bonds and notes	—	88,108,498	209,000
Mortgage-backed securities	—	129,062,593	866,977
Municipal bonds and notes	—	1,252,279	—
Preferred stocks	1,730,864	—	—
Purchased options outstanding	—	167,380	—
Purchased swap options outstanding	—	3,577,289	—
U.S. government and agency mortgage obligations	—	187,250,829	—
U.S. Treasury obligations	—	135,554	—
Short-term investments	44,208,476	6,812,929	—

Totals by level	$45,939,340	$424,882,351	$1,075,977

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$1,040,752	$—	$—
Written options outstanding	—	(84,240)	—
Written swap options outstanding	—	(2,563,600)	—
Forward premium swap option contracts	—	(6,950)	—
TBA sale commitments	—	(49,074,376)	—
Interest rate swap contracts	—	(1,977,372)	—
Total return swap contracts	—	(161,898)	—
Credit default contracts	—	65,724	—

Totals by level	$1,040,752	$(53,802,712)	$—

The following is a reconciliation of Level 3 assets as of the close of the reporting period:

Investments in securities:	Balance as of 12/31/14	Accrued discounts/premiums	Realized gain/(loss)	Change in net unrealized appreciation/(depreciation) #	Purchases	Sales	Net transfers in and/or out of Level 3 †	Balance as of March 31, 2015

Asset-backed securities	$8,515,000	$—	$—	$—	$—	$—	$(8,515,000)	$—
Corporate bonds and notes	—	—	—	—	—	—	209,000	$209,000
Mortgage-backed securities	8	—	—	—	—	—	866,969	$866,977

Totals:	$8,515,008	$—	$—	$—	$—	$—	$(7,439,031)	$1,075,977

† Transfers during the reporting period are accounted for using the end of period market value. Transfers in include valuations provided by a single broker quote. Such valuations involve certain inputs and estimates that were unobservable at the end of the reporting period. Transfers out include valuations where a secondary pricing source was obtained for certain securities.
# Includes $— related to Level 3 securities still held at period end.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Level 3 securities, which are fair valued, are not material to the fund.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$101,333	$35,609
Interest rate contracts	11,016,925	11,025,564

Total	$11,118,258	$11,061,173

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased TBA commitment option contracts (contract amount)		$30,000,000
Purchased swap option contracts (contract amount)		$514,300,000
Written TBA commitment option contracts (contract amount)		$60,000,000
Written swap option contracts (contract amount)		$491,700,000
Futures contracts (number of contracts)		700
Centrally cleared interest rate swap contracts (notional)		$1,114,900,000
OTC total return swap contracts (notional)		$106,400,000
OTC credit default contracts (notional)		$11,800,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	Credit Suisse International	Goldman Sachs International	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Total

	Assets:
	Centrally cleared interest rate swap contracts§	$—	$—	$1,059,165	$—	$—	$—	$—	$—	$ 1,059,165
	OTC Total return swap contracts*#	—	155,780	—	20,427	12,136	89,724	17,129	—	295,196
	OTC Credit default contracts*#	6,366	2,122	—	—	75,553	17,292	—	—	101,333
	Futures contracts§	—	—	—	—	—	—	—	118,029	118,029
	Forward premium swap option contracts#	—	—	—	—	—	—	117,804	—	117,804
	Purchased swap options#	600,406	354,485	—	957,030	1,001,662	663,706	—	—	3,577,289
	Purchased options#	—	—	—	—	—	—	167,380	—	167,380

	Total Assets	$606,772	$512,387	$1,059,165	$977,457	$1,089,351	$770,722	$302,313	$118,029	$5,436,196

	Liabilities:
	Centrally cleared interest rate swap contracts§	—	—	1,293,991	—	—	—	—	—	1,293,991
	OTC Total return swap contracts*#	10,905	167,735	—	—	113,728	143,528	21,198	—	457,094
	OTC Credit default contracts*#	—	—	—	—	28,827	6,782	—	—	35,609
	Futures contracts§	—	—	—	—	—	—	—	—	—
	Forward premium swap option contracts#	—	—	—	—	—	8,583	116,171	—	124,754
	Written swap options#	425,075	168,394	—	509,131	110,892	545,992	804,116	—	2,563,600
	Written options#	—	—	—	—	—	—	84,240	—	84,240

	Total Liabilities	$435,980	$336,129	$1,293,991	$509,131	$253,447	$704,885	$1,025,725	$—	$4,559,288

	Total Financial and Derivative Net Assets	$170,792	$176,258	$(234,826)	$468,326	$835,904	$65,837	$(723,412)	$118,029	$876,908
	Total collateral received (pledged)##†	$110,000	$176,258	$—	$360,000	$828,000	$65,837	$(713,988)	$—
	Net amount	$60,792	$—	$(234,826)	$108,326	$7,904	$—	$(9,424)	$118,029

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 29, 2015

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 29, 2015